Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

7. Leases

On adoption of IFRS 16, the Group recognised lease liabilities in relation to leases of various properties, vessel communication equipment and certain printers which had previously been classified as operating leases under IAS 17 Leases. As of January 1, 2019, these liabilities were measured at the present value of the remaining lease payments, discounted using the current weighted average incremental borrowing rate.

On February 24, 2016, GasLog’s subsidiary, GAS-twenty six Ltd., completed the sale and leaseback of the Methane Julia Louise with a subsidiary of Mitsui & Co., Ltd. (“Mitsui”). Mitsui has the right to on-sell and lease back the vessel. The vessel was sold to Mitsui for a cash consideration of $217,000. GasLog leased back the vessel under a bareboat charter from Mitsui for a period of up to 20 years. GasLog has the option to repurchase the vessel on pre-agreed terms no earlier than the end of year ten and no later than the end of year 17 of the bareboat charter. The bareboat hire is fixed and GasLog had a holiday period for the first 210 days, which expired on September 21, 2016. This leaseback meets the definition of a finance lease under IAS 17 Leases.

On October 26, 2021, GasLog Partners’ subsidiary, GAS-three Ltd., and GasLog’s subsidiary, GAS-ten Ltd. completed the sale and leaseback of the GasLog Shanghai and the GasLog Salem, respectively, with a wholly-owned subsidiary of CDBL. CDBL has the right to sell the vessels to third parties. The vessels were sold to CDBL for net proceeds of $242,979. GasLog leased back the vessels under bareboat charters from CDBL for a period of five years with no repurchase option or obligation. These sale and leasebacks meet the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $173,550 and a corresponding lease liability of $118,176.

The movements in right-of-use assets are reported in the following table:

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Properties	Other	Total
As of January 1, 2020	200,032	1,857	4,550	56	206,495
Additions, net	5,799	833	1,255	67	7,954
Depreciation expense	(8,163)	(1,253)	(1,547)	(49)	(11,012)
As of December 31, 2020	197,668	1,437	4,258	74	203,437
Additions, net	173,542	1,426	1,961	(41)	176,888
Depreciation expense	(14,655)	(1,223)	(1,396)	(16)	(17,290)
As of December 31, 2021	356,555	1,640	4,823	17	363,035

An analysis of the lease liabilities is as follows:

	Lease Liabilities
	2020	2021
As of January 1,	204,930	196,170
Additions, net	2,155	121,520
Lease charge (Note 19)	9,921	10,269
Payments	(20,836)	(25,109)
As of December 31,	196,170	302,850
Lease liabilities, current portion	9,644	30,905
Lease liabilities, non-current portion	186,526	271,945
Total	196,170	302,850

An amount of $344 has been recognized in the consolidated statement of profit or loss for the year ended December 31, 2021 ($327 for the year ended December 31, 2020), which represents the lease expense incurred for low value leases not included in the measurement of the right-of-use assets and the lease liability.

An amount of $23 has been recognized in the consolidated statement of profit or loss for the year ended December 31, 2021, which represents the lease expense incurred for short-term leases not included in the measurement of the right-of-use assets and lease liability.

An amount of $42,034 has been recognized in the consolidated statement of profit or loss for the year ended December 31, 2021, which represents the revenue from subleasing right-of-use assets.